Shareholders’ Equity (Tables)	6 Months Ended
Jun. 30, 2025
Shareholders’ Equity [Abstract]
Schedule of Outstanding Equity Warrants

As of June 30,2025, the remaining outstanding equity warrants (excluding series A warrants) are summarized in the table below:

Issuance date	In connection with	Expiry date	No. of warrants issued	Exercise price per ordinary share	No. of Ordinary shares underlying warrants
2022	Delta Drone Warrants*	90 days after the earlier of (i) February 2, 2027 and (ii) such time that the Ordinary Shares have a one calendar month that is at least 50% greater than the per share price	111,261	$4.00	111,261
2023	IPO Underwriter Warrants	July 30, 2028	97,500	$5.00	97,500
2023	IPO Consultant Warrants	September 19, 2028	144,606	$1.275	144,606

Schedule of Stock Option Activity

A summary of the stock option activity for the six months ended June 30, 2025 is as follows:

	Number of Options	Weighted Average Exercise Price
Options outstanding as of December 31, 2024	518,320	$1.275
Granted	102,892	$1.738
Forfeited	15,131	$1.275
Options outstanding as of June 30, 2025	606,081	$1.35
Options exercisable as of June 30, 2025	21,183	$1.275

Schedule of Black-Scholes Option-Pricing Model

The Company used the Black-Scholes option-pricing model to determine the fair value of options granted during 2023 - 2025. The following assumptions were applied in determining the options’ fair value on their grant date:

	2025	2024
Risk-free interest rate	3.98% -4.37%	$3.9% -4.11%
Expected option term (years)	2.6 - 3.78	$3.8 - 5
Expected share price volatility	95.9% - 98%	77.3% -84.3%
Dividend yield	-	-

Schedule of RSUs Activity

A summary of the RSUs activity for the six months ended June 30, 2025 is as follows:

	Amount of RSUs	Weighted Average Grant date Fair Value per Share
Outstanding as of December 31, 2024	-	$-
Granted	1,560,165	$1.045
Forfeited	-	$-
Vested	283,999	$0.95
Unvested and Outstanding as of June 30, 2025	1,276,166	$1.25